Intangible Assets (Details) - Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform - Finite-Lived Intangible Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning Balance	$ 19,517,189	$ 19,358,908
Additions	19,413	2,496,621
Impairments	(3,968,332)	(2,338,340)
Cost, Ending Balance	15,568,270	19,517,189
Accumulated amortization, Beginning Balance	13,123,825	10,186,402
Amortization	2,444,445	2,937,423
Accumulated amortization, Ending Balance	15,568,270	13,123,825
Carrying amounts, Beginning Balance	6,393,364	9,172,506
Carrying amounts, Ending Balance	0	6,393,364
Software [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning Balance	14,715,529	12,218,908
Additions	19,413	2,496,621
Impairments	(1,656,691)
Cost, Ending Balance	13,078,251	14,715,529
Accumulated amortization, Beginning Balance	11,311,681	9,582,355
Amortization	1,766,570	1,729,326
Accumulated amortization, Ending Balance	13,078,251	11,311,681
Carrying amounts, Beginning Balance	3,403,848	2,636,553
Carrying amounts, Ending Balance	0	3,403,848
Customer Relationships [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning Balance	3,170,966	4,840,000
Additions
Impairments	(1,745,854)	(1,699,034)
Cost, Ending Balance	1,425,112	3,170,966
Accumulated amortization, Beginning Balance	1,037,144	345,714
Amortization	387,968	691,430
Accumulated amortization, Ending Balance	1,425,112	1,037,144
Carrying amounts, Beginning Balance	2,133,822	4,494,286
Carrying amounts, Ending Balance	0	2,133,822
Trade name [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning Balance	420,833	750,000
Additions
Impairments	(420,833)	(329,167)
Cost, Ending Balance		420,833
Accumulated amortization, Beginning Balance
Amortization
Accumulated amortization, Ending Balance
Carrying amounts, Beginning Balance	420,833	750,000
Carrying amounts, Ending Balance	0	420,833
Developed Technology [Member]
Schedule of Intangible Assets are Comprised of a Business-to-Business Software Platform [Line Items]
Cost, Beginning Balance	1,209,861	1,550,000
Additions
Impairments	(144,954)	(340,139)
Cost, Ending Balance	1,064,907	1,209,861
Accumulated amortization, Beginning Balance	775,000	258,333
Amortization	289,907	516,667
Accumulated amortization, Ending Balance	1,064,907	775,000
Carrying amounts, Beginning Balance	434,861	1,291,667
Carrying amounts, Ending Balance	$ 0	$ 434,861